Significant accounting policies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 MXN ($) shares
Significant Accounting Policies [Abstract]
Percentage of effective rate	10.00%
Description of lease agreement	The Group recognizes an asset for right-of-use and the corresponding lease liability, for all lease agreements in which it acts as lessee, except in the following cases: short-term leases (defined as leases with a lease term of less than 12 months); leases of low-value assets (defined as leases of assets with an individual market value of less than US$5,000 (five thousand dollars)); and, lease agreements whose payments are variable (without any contractually defined fixed payment).
Minimum fixed capital | $	$ 50
Ordinary cost | shares	10,000